CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 1,149,604	$ 418,031	$ 397,589
Prepaid expenses	11,800	31,535	10,293
Total current assets	1,161,404	449,566	407,882
Equipment, net of accumulated depreciation of $291 and $53, respectively	661	898
Intangible assets	152,854	152,854	152,854
Total assets	1,314,919	603,318	560,736
Current liabilities
Accounts payable	101,911		71,563
Accounts payable - related parties	20,000	33,290	30,095
Contract payable	100,000	150,000	134,125
Interest payable to related parties	71,185	15,220
Convertible promissory notes payable to related parties, net of discount of $302,728 and $534,519, respectively	817,272	165,481
Total current liabilities	1,110,368	363,991	235,783
Contract and contribution payable, less current portion			100,000
Total liabilities	1,110,368	363,991	335,783
Commitments and contingencies
Stockholders' equity
Preferred stock: $0.0001 par value; 10,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.00001 par value; 500,000,000 shares authorized, 75,225,418 and 70,069,693 shares issued and outstanding at September 30, 2017 and December 31, 2016, respectively	753	702	678
Additional paid-in capital	13,949,028	11,290,209	9,197,970
Retained deficit	(13,745,230)	(11,051,584)	(8,973,695)
Total stockholders' equity	204,551	239,327	224,953
Total liabilities and stockholders' equity	$ 1,314,919	$ 603,318	$ 560,736